Accounting Changes	12 Months Ended
Dec. 31, 2020
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Accounting Changes

Note 2 - Accounting Changes

No new accounting pronouncements have been adopted in the year ended December 31, 2020 in the consolidated financial statements.

Starting January 1, 2019 the Bank changed the manner it accounts for leases by adopting IFRS 16 “Leases”. Additionally, it changed the manner in which it accounts for financial instruments starting January 1, 2018 by adopting IFRS 9 “Financial instruments”.